Earnings Per Share (Tables)	3 Months Ended
Sep. 27, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of the numerators and denominators used in the basic and diluted earnings per share ("EPS") calculation is as follows (in millions):

	Three Months Ended
	September 27, 2014	September 28, 2013
Numerator:
Net income	$96.3	$111.4

Denominator:
Weighted average shares outstanding for basic EPS	133.9	94.2
Dilutive effect of share-based awards	0.5	0.5
Weighted average shares outstanding for diluted EPS	134.4	94.7

Anti-dilutive share-based awards excluded from computation of diluted EPS	0.1	0.1